Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
8.	Subsequent Events

In October 2017, we entered into a $15 million revolving credit facility. This facility will be used for working capital and general corporate purposes. The facility is available for drawdown in the fourth quarter.